STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common stock	Paid-in capital	Subscriptions Payable	Treasury Stock	Accumulated Deficit	Stockholders' Equity
Beginning Balance, shares at Jun. 30, 2013	81,577,481
Beginning Balance, amount at Jun. 30, 2013	$ 8,157	$ 8,225,079	$ 139,940	$ (5)	$ (8,872,587)	$ (499,416)
Issuance of common stock for services, shares	304,745
Issuance of common stock for services, value	$ 30	6,239				6,269
Issuance of common stock for stock payable, shares	606,017
Issuance of common stock for stock payable, value	$ 61	48,499	(48,560)
Issuance of stock for cash, shares	3,860,461
Issuance of stock for cash, value	$ 386	80,313				80,699
Net loss for the period					(68,930)	(68,930)
Ending Balance, shares at Jun. 30, 2014	86,348,704
Ending Balance, amount at Jun. 30, 2014	$ 8,634	8,360,130	91,380	(5)	(8,941,517)	(481,377)
Issuance of stock for bonus, shares	2,500,000
Issuance of stock for bonus, value	$ 250	62,250				62,500
Issuance of common stock for settlement of debt, shares	2,096,000
Issuance of common stock for settlement of debt, value	$ 210	41,710				41,920
Net loss for the period					(68,930)	(68,930)
Ending Balance, shares at Jun. 30, 2015	90,944,704
Ending Balance, amount at Jun. 30, 2015	$ 9,094	$ 8,464,091	$ 91,380	$ (5)	$ 9,094,959	$ 530,399